FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Detail of remaining contractual maturity for financial liabilities
Financial liabilities	$ 339,678	$ 469,538
Variable rate
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	4.80%	5.02%
Fixed rate
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	3.80%	3.18%
Trade and other payables, amounts due to related parties and borrowings
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 331,165	$ 357,912
Financial liabilities	267,357	279,223
Trade and other payables
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	15,796	22,255
Financial liabilities	15,796	22,255
Amounts due to related parties
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	85	211
Financial liabilities	85	211
Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	39,615	163,284
Financial liabilities	$ 30,686	$ 116,792
Borrowings | Variable rate | Weighted average
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	4.80%	5.02%
Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 211,018	$ 172,162
Financial liabilities	$ 172,186	$ 139,965
Borrowings | Fixed rate | Weighted average
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	3.80%	3.18%
Long term liability-lease
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 64,651
Financial liabilities	$ 48,604
Long term liability-lease | Weighted average
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	2.76%
Within one year | Trade and other payables, amounts due to related parties and borrowings
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 75,107	$ 72,166
Within one year | Trade and other payables
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	15,796	22,255
Within one year | Amounts due to related parties
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	85	211
Within one year | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	3,545	6,794
Within one year | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	51,330	42,906
Within one year | Long term liability-lease
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	4,351
1-2 years | Trade and other payables, amounts due to related parties and borrowings
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	22,672	21,677
1-2 years | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	4,947	11,742
1-2 years | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	13,506	9,935
1-2 years | Long term liability-lease
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	4,219
2-3 Years | Trade and other payables, amounts due to related parties and borrowings
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	22,669	21,677
2-3 Years | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	4,947	11,742
2-3 Years | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	13,506	9,935
2-3 Years | Long term liability-lease
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	4,216
After 3 years | Trade and other payables, amounts due to related parties and borrowings
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	210,717	242,392
After 3 years | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	26,176	133,006
After 3 years | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	132,676	$ 109,386
After 3 years | Long term liability-lease
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 51,865